Accounts receivable - Summary of Gross Value of Overdue Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 549	€ 642	€ 547
Less than 1 Month
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	271	269	257
1 to 3 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	97	171	172
3 to 6 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	52	61	36
6 to 12 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	34	36	21
Greater than 12 Months
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 95	€ 105	€ 61